Summary of Closed Block Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Premiums	$ 61	$ 66	$ 73
Net investment income	93	94	98
Realized investment gains	1		1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)
Total revenues	150	156	167
Benefits and expenses:
Policy and contract benefits	124	123	134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1
Total benefits and expenses	134	139	150
Total revenues, net of benefits and expenses, before federal income tax expense	16	17	17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax expense	10	11	11
Maximum future earnings from assets and liabilities:
Beginning of period	182	193	204
Change during period	(10)	(11)	(11)
End of period	$ 172	$ 182	$ 193